As filed with the Securities and Exchange Commission on March 14,  1997

Securities Act File No. Registration No. 33-47782
Investment Company Act File No. 811-6663

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	  	[X]

Pre-Effective Amendment No.							[   ]
Post-Effective Amendment No. 12
	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940							[X]

Amendment No. 13					  			[X]

SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, 22nd Floor,  New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code
(212) 723-9218

Christina T. Sydor, Secretary
Smith Barney Adjustable Rate Government Income Fund
388 Greenwich Street, 22nd Floor
New York, New York 10013
  (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

  X	on April 14, 1997 pursuant to Rule 485(b)(1)(ix)



_______________________________________________________________________
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal period ended May 31, 1996 was filed on July 29, 1996 as accession number 91155-96-000292.

   </R



SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A -Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits




SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND.

FORM  N-1A
  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

Part A
Item No.				Prospectus Caption

1.  Cover Page				Cover Page

2.  Synopsis				Prospectus Summary

3.  Condensed Financial 			Financial Highlights;
      Information				Performance

4.  General Description of 		Cover Page; Prospectus Summary;
     Registrant				Investment Objectives and Management
					Policies; Management of the Fund;
					Distributor; Additional Information

5.  Management of the Fund		Prospectus Summary; Management of
					the Fund; Distributor; Additional
					Information

6.  Capital Stock and Other 		Purchase of Shares; Dividends
     Securities				Distributions and Taxes; Additional
					Information

7.  Purchase of Securities Being 		Purchase  of Shares; Valuation
of
    Offered				Shares; Redemption of Shares; Exchange
					Privilege; Additional Information

8.  Redemption or Repurchase		Purchase of Shares;
					Redemption of Shares

9.  Legal Proceedings			Not Applicable



Part B

Item No.				Statement of Additional Information
					Caption

10.  Cover Page				Cover page

11.  Table of Contents			Contents

12.  General Information and 		Management of the Fund;
       History				Distributor; Organization of the
					Fund

13.  Investment Objectives and 		Investment Objective and
       Policies				Management Policies
14.  Management of the Fund		Management of the Fund;
					Distributor; Custodian and
					Transfer Agent

15.  Control Persons and Principal 		Management of the Fund
       Holders of Securities

16.  Investment Advisory and Other 	Management of the Fund;
       Services				Distributor; Custodian and
					Transfer Agent

17.  Brokerage Allocation			Investment Objective and
					Management Policies

18.  Capital Stock and Other 		Purchase of Shares; Taxes
       Securities

19.  Purchase, Redemption and 		Purchase of Shares; Redemption
       Pricing of Securities Being 		of Shares; Distributor;
       Offered				Valuation of Shares; Exchange
					Privilege

20.  Tax Status				Taxes

21.  Underwriters				Distributor

22.  Calculation of Performance 		Performance
       Data

23.  Financial Statements			Financial Statements



PART A



The Prospectus of Smith Barney Adjustable Rate Government Income Fund (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 11 to the Fund's Registration Statement filed on September 30, 1996 (Accession No. 91155-96-390).

The Supplement to Prospectus dated April 14, 1997 of the Fund for the purpose of creating a new class of shares, Class I shares, is filed herein.


SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND

Supplement dated April 14, 1997
to the Prospectus dated September 30, 1996

The following information supplements, and to the extent inconsistent therewith, supersedes, the information in the Prospectus under:



Purchase of Shares:

	Class I Shares.     	Class I shares are available only to investors
meeting an initial investment minimum of $100,000. Class I shares are sold at net asset value with no initial sales charge or CDSC. They are subject to an annual service fee of 0.25% of the daily net assets of the Class.

	Subject to the initial investment minimum of $100,000, Class I shares, are eligible for purchase through the Systematic Investment Plan.


Expenses:

The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum CDSC, if any, that may be incurred at the time of redemption and, unless otherwise noted, the Fund's operating expenses are for the six month period ending November 30, 1996.
				 Class A    Class B    Class C  Class I

Shareholder Transaction Expenses
   Maximum sales charge imposed
   on purchases (as a percentage
   of offering price)                 	None       None  None       None

   Maximum CDSC
   (as a percentage of
   redemption proceeds)               	None*      5.00**    None***None

Annual Fund Operating Expenses
   (as a percentage of average
   net assets)

   Management fees                     	0.60%      0.60%      0.60%  0.60%
   12b-1 fees                          	0.75         0.75      0.75   0.25
   Other expenses                      	0.23         0.25      0.25   0.25****

TOTAL FUND OPERATING EXPENSES       1.58%      1.60%      1.60%       1.10%
================================================================

* Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a CDSC, remain subject to the original fund's CDSC while held in the Fund.
**Existing investors in the Smith Barney 401(k) Program may continue to purchase Class B shares of the Fund; all other investors may acquire Class B shares through exchanges only. Upon an exchange, the new Class B shares will be subject to the same CDSC, and will be deemed to have been purchased on the same date, as the Class B shares of the fund that have been exchanged. Class B shares acquired by participating plans will be subject to an 3.00% CDSC for eight years, payable upon a participating plan's withdrawal from the Smith Barney 401(k) Program. See "Smith Barney 401(k) Program" in the Prospectus. ***Only existing investors in the Smith Barney 401(k) program may continue to purchase Class C shares of the Fund.
****Other expenses are estimated based upon Class C shares for the six month period ended November 30, 1996.

EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

                                 		1 year       3 years 5 years     10 years*
===================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end of
each time period:

  Class A shares                        	$16         $50 $86             $187
  Class B shares                         	66         80   97              190
  Class C shares                          2         50    87              190
  Class I shares                        	 11        35    61              134

An investor would pay the following
expenses on the same investment,
assuming the same annual return and
no redemption:

  Class A shares                    	$16             $50 $86            $187
  Class B shares                   	  16             50   87              190
  Class C shares                      16             50   87              190
  Class I shares    		                11             35   61              134

===================================================================
  *Ten-year figures for the Class B shares assume conversion of such shares to
Class A shares at the   end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

Financial Highlights

The following information for the year ended May 31, 1996 has been audited by KPMG Peat Marwick, LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1996. The following information for the fiscal years ended May 31, 1993 through May 31, 1995 has been audited by Coopers & Lybrand LLP. This information should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report, which is incorporated by reference into the Statement of Additional Information.

For a share of each class of beneficial interest outstanding throughout each period.

Class A Shares                         		1996(1)    1996       1995(2)
1994      1993(3)
=====================================================================
Net Asset Value, Beginning of Period        $9.84 	   $9.88       $9.78
$9.96     $10.00

Income From Operations:
  Net investment income (4)   		  0.20        0.56         0.47
0.37       0.44
  Net realized and unrealized
    gain (loss)                       		  0.11       (0.04)
0.13        (0.17)     (0.05)

Total Income From Operations           	  0.31        0.52         0.60
0.20       0.39

Less Distributions From:
  Net investment income               	(0.27)      (0.56)      (0.49)
(0.37)      (0.43)
  Overdistribution of net
    investment income                  	   --	      --          (0.00)*
(0.01)         --
  Net realized gains                   		   --             --
(0.01)          --             --

Total Distributions                   		(0.27)	  (0.56)
(0.50)       (0.38)      (0.43)

Net Asset Value, End of Period               $9.88	  $9.84        $9.88
$9.78     $9.96

Total Return                         		3.08%++ 5.48%       6.39%
2.05%    3.89%++
======================================================================

Net Assets, End of Period (000s)         $140,468     $155,622   $174,463
$283,627   $313,184

Ratio to Average Net Assets:
  Expenses (4)(5)                      		1.58%+	  1.58%
1.60%       1.53%    1.50%+
  Net investment income                 5.57+      5.66          4.94
3.72       4.36+

Portfolio Turnover Rate                 	135%      273%        524%
525%     236%
======================================================================
(1)  For the six month period ended November 30, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3)  For the period from June 22, 1992 (Inception date) to May 31, 1993.
(4) The Investment adviser waived a portion of its fees for the period ended May 31, 1993. If such fees were not waived, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 2.03% (annualized).
(5) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.47%, 2.31% and 1.92%, respectively.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


Class B Shares                         		1996(1)    1996       1995(2)
1994      1993(3)
=====================================================================
Net Asset Value, Beginning of Period      $9.84 	   $9.88       $9.78
$9.96     $9.96

Income From Operations:
  Net investment income (4)   		  0.20        0.56         0.47
0.37       0.25
  Net realized and unrealized
    gain (loss)                       		  0.09       (0.04)
0.13        (0.17)        --

Total Income From Operations           	  0.29        0.52         0.60
0.20       0.25

Less Distributions From:
  Net investment income               	(0.27)      (0.56)      (0.49)
(0.37)      (0.25)
  Overdistribution of net
    investment income                  	   --	      --          (0.00)*
(0.01)         --
  Net realized gains                   		   --             --
(0.01)          --             --

Total Distributions                   		(0.27)	  (0.56)
(0.50)       (0.38)      (0.25)

Net Asset Value, End of Period               $9.86	  $9.84        $9.88
$9.78     $9.96

Total Return                         		 2.87%++  5.48%     6.39%
2.05%    2.56%++
======================================================================

Net Assets, End of Period (000s)       $4,670         $5,712       $4,521
$8,422    $3,569

Ratio to Average Net Assets:
  Expenses (4)(5)                      		1.60%+	  1.60%
1.63%       1.57%    1.50%+
  Net investment income                5.56+      5.64          4.92
3.68       4.36+

Portfolio Turnover Rate                 	135%      273%        524%
525%     236%
======================================================================
(1)  For the six month period ended November 30, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3)  For the period from November 6, 1992 (inception date) to May 31, 1993.
(4) The Investment adviser waived a portion of its fees for the period ended May 31, 1993. If such fees were not waived, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 2.03% (annualized).
(5) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.49%, 2.35% and 1.92%, respectively.
*    Amount represents less than $0.01 per share.
++   Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

Class C Shares                         		1996(1)    1996
1995(2)(3) 1994(4)
===========================================================
Net Asset Value, Beginning of Period      $9.82 	   $9.88       $9.78
$9.98

Income From Operations:
  Net investment income (4)   		  0.20        0.56         0.46
0.37
  Net realized and unrealized
    gain (loss)                       		  0.11       (0.06)
0.10        (0.19)

Total Income From Operations           	  0.31        0.50       0.56
0.18

Less Distributions From:
  Net investment income               	(0.27)      (0.56)      (0.45)
(0.37)
  Overdistribution of net
    investment income                  	   --	      --          (0.00)*
(0.01)
  Net realized gains                   		   --             --
(0.01)          --

Total Distributions                   		(0.27)	  (0.56)
(0.46)       (0.38)

Net Asset Value, End of Period               $9.86	  $9.82        $9.88
$9.78

Total Return                         	           3.04%++  5.27%
5.93%      1.83% ++
===========================================================
Net Assets, End of Period (000s)        $33          $34          $2
$113

Ratio to Average Net Assets:
  Expenses (4)(5)                      		1.60%+	  1.59%
1.59%       1.55%+
  Net investment income                5.56+      5.66          4.95
3.69+

Portfolio Turnover Rate                 	135%      273%        524%
525%
============================================================
(1)  For the six month period ended November 30, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3)  On November 7, 1994, the former Class D shares were renamed Class C shares.
(4)  For the period from June 2, 1993 (inception date) to May 31, 1994.
(5) For the year ended May 31, 1995 and the period ended May 31, 1994, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.46% and 2.34%, respectively.
*    Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.
Since Class I shares were not available as of May 31, 1996, no comparable financial information is available at this time for that Class



Exchange Privilege:

	Class I shares do not have exchange privileges.



Additional Information

	Class I shares are subject to the same terms and conditions as other classes of the Fund as outlined in the Prospectus.


FD 01276      3/97

PART B

The Statement of Additional Information of the Fund is incorporated by reference to Part B of Post-Effective Amendment No. 11 to the Fund's Registration Statement filed on September 30, 1996 (Accession No. 91155-96-390).






PART C - FORM N-1A

Item 24.		Financial Statements and Exhibits


(a)	Financial Statements                               Location In:
					Part A			Part B
  						  Annual			Semi-Annual
						  Report 			    Report

Investment Portfolios			--	    *		--	      *

Statement of Assets and Liabilities		--	    *		--	     *

Statements of Operations			--	    *		--	     *

Statements of Changes in Net Assets	--	    *		--	      *

Notes to Financial Statements		--	    *		--	      *

Supplementary Information		--	    *		--	      *


* The Registrant's Annual Report for the fiscal year ended May 31, 1996 is incorporated by reference to the N-30D filed on August 8, 1996 as Accession # 91155-96-318.

The Registrant's Semi-Annual Report for the period ended November 30, 1996 is incorporated by reference to the N-30D filed on January 31, 1997 as Accession # 91155-97-57.

All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.


(b)	Exhibits

(1)(a) First Amended and Restated Master Trust Agreement dated November 5, 1992 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed September 28, 1993
("Post Effective Amendment No. 5").

     (b) Amendment No. 1 to First Amended and Restated Master Trust Agreement is incorporation by reference to Post-Effective Amendment No. 5.

     (c) Amendment No. 2 to First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 9

      (d)	Amendment No. 3 to First Amended and Restated Master Trust
Agreement is filed herein.

      (e)	Amendment No. 4 to First Amended and Restated Master Trust
Agreement is filed herein

(2) Registrant's By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed June 6, 1992 ("Pre-Effective Amendment No. 1").

(3)  Not Applicable.


(4)	Registrant's form of share certificate for Class A, B,C, I and Y shares is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement filed August 14, 1992 ("Post-Effective
Amendment No. 2").


(5)(a) Advisory Agreement between the Registrant and Smith Barney Strategy Advisers Inc. (formerly, Smith Barney Shearson Strategy
Advisers Inc.) is incorporated by reference to Post-Effective Amendment
No. 5.

   (b)  Form of Sub-Advisory Agreement between the Registrant and
BlackRock Financial Management Inc. is incorporated by reference to definitive Proxy Materials filed by Registrant on January 12, 1995.

    (c) Administration Agreement dated June 1, 1994 between the Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith, Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed July 29, 1994 ("Post- Effective
Amendment No. 6")

(6) Distribution Agreement between the Registrant and Smith Barney Inc. (formerly, Smith Barney Shearson Inc.) dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 5.

(7)  Not Applicable.

 (8) Custody Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 9.

(9) Transfer Agency Agreement between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Pre-Effective Amendment No. 1.

(10) Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1.

(11)(a)  Not Applicable.

     (b)  Consent of Independent Accountants is filed herewith.


(12)  Not Applicable.

(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(14)  Not Applicable.

(15) Amended Services and Distribution Plan pursuant to Rule 12b-1 dated February 25, 1997 is filed herein

 (16)  Not Applicable.

(17)  Financial Data Statement is filed herewith.

(18) Amended Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 is filed herein.


 Item 25.	Persons Controlled by or Under Common Control with
Registrant

	None.

Item 26.	Number of Holders of Securities

		(1)					(2)
						Number of Record
	Title of Class			Holders by Class as of February 28,
1997

	Shares representing

   Class A- 4592
	beneficial interests,
	par value $.001 per				Class B - 198
	share

							Class C -  3

							Class Y - 0


Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.


Item 28(a).	Business and Other Connections of Investment Adviser

	See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management of the Fund" included in Part B (Statement of Additional Information) of this Registration Statement.

Investment Adviser - Smith Barney Strategy Advisers Inc.

Smith Barney Strategy Advisers Inc. ("SBSA") was incorporated on October 22, 1986 under the laws of the State of Delaware. SBSA is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM"),which was incorporated under the laws of the State of Delaware in 1968. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"). SBSA is registered as an investment adviser under the Investment
Advisers Act of 1940 (the "Advisers Act").


The list required by this Item 28 of officers and Trustees of SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and trustees during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 28 (b).  Business and Other Connections of Investment Adviser.

Sub-Investment Adviser -- BlackRock Financial Management L.P.

BlackRock Financial Management Inc. ("BlackRock") is a Delaware corporation and is a registered investment adviser engaged in the investment advisory business. Information as to BlackRock's offers and directors is incorporated by reference to the Form ADV filed by BlackRock pursuant to the Advisers Act (SEC file No. 801-32183).

Item 29.	Principal Underwriters

 (a) Smith Barney Inc., currently acts as underwriter for Smith Barney Funds, Inc.; Smith Barney Money Funds, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Muni Funds; Smith Barney Variable Account Funds; Travelers Series Fund Inc.; Smith Barney World Funds, Inc.; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Investment Funds, Inc.; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Telecommunications Trust; Smith Barney Principal Return Fund; Consulting Group Capital Markets Funds; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Fundamental Value Fund Inc.; Smith Barney Equity Funds; Smith Barney Income Funds; Smith Barney Massachusetts Municipals Fund; Smith Barney Arizona Municipals Fund Inc.; Smith Barney Series Fund; Smith Barney Investment Trust; Smith Barney Appreciation Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney Oregon Municipals Fund; USA High Yield Fund N.V.; Smith Barney International Funds (Luxembourg); Worldwide Securities Limited (Bermuda); Worldwide Special Fund N.V. (Netherlands, Antilles); Smith Barney Investment Funds Ltd. (Cayman Islands). Smith Barney Concert Series Inc.


Smith Barney, the distributor of Registrant's shares, is a wholly owned subsidiary of Travelers.

(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable

Item 30.	Location of Accounts and Records

	(1)  Smith Barney Adjustable Rate Government Income Fund
		Smith Barney Strategy Advisers Inc.
		Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street, 22nd Floor
		New York, New York  10013
 .
	(2)  BlackRock Financial Management Inc.
		345 Park Avenue, 31st Floor
		New York, New York  10154

	(3)   PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania

	(4)   First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts  02109

Item 31.	Management Services

		Not Applicable.



Item 32.	Undertakings

   (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY ADJUSTABLE RATE GOVERNMENT
 INCOME FUND, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 14th day of March, 1997. Further, the Registrant certifies that this Amendment No. 12 is being filed solely for the purposes specified in Rule 485(b)(1)(vii) and no material event has occurred since September 30, 1996 which would render the Registrant ineligible to file under such Rule.

				SMITH BARNEY ADJUSTABLE RATE
				GOVERNMENT INCOME FUND

			By:	 /s/ Heath B. McLendon *
				Heath B. McLendon, Chief Executive Officer

We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor and Michael Kocur, our true and lawful attorneys, with full power, to sign for us, and in our hands and in the capacities indicated below, any and all Post-Effective Amendments to this Registration Statement and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange Commission, granting unto said attorneys full power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.



Signature				Title				Date


/s/ Heath B. McLendon *
     Heath B. McLendon		Chairman of the Board			03/14/97
				Chief Executive Officer
				and Trustee

/s/ Lewis E. Daidone
     Lewis E. Daidone		Treasurer				03/14/97
				Chief Financial Officer
/s/ Charles F. Barber*
     Charles F. Barber		Trustee				03/14/97
/s/ Allan J. Bloostein*
     Allan J. Bloostein		Trustee				03/14/97

/s/ Martin Brody*
     Martin Brody   		Trustee				03/14/97

/s/ Dwight B. Crane*
     Dwight B. Crane		Trustee				03/14/97

/s/ Robert A. Frankel*
     Robert A. Frankel		Trustee				03/14/97

/s/ William R. Hutchinson	*
     William R. Hutchinson		Trustee				03/14/97


* Signed by Michael Kocur, their duly authorized attorney-in-fact, pursuant to power of attorney filed herein.

/s/ Michael Kocur
     Michael Kocur


EXHIBIT INDEX

Number		Exhibit

(1)(d)		Amendment No. 3 to First Amended and Restated Master Trust Agreement
(1)(e)		Amendment No. 4 to First Amended and Restated Master Trust Agreement
(11)(b)		Auditor's Consent
(15)		Amended Services and Distribution Plan pursuant to Rule 12b-1
(17)		Finacial Data Schedule
(18)		Amended Plan pursuant to Rule 18f-3